Capital structure and financing - C.3.2. Bank and Development Financial Institution financing (Details) Q in Millions										1 Months Ended										7 Months Ended	12 Months Ended
	Jun. 13, 2023 USD ($)	Sep. 12, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jan. 21, 2022 USD ($)	Dec. 26, 2021 USD ($)	Dec. 14, 2021 USD ($)	Mar. 26, 2021 USD ($)	Mar. 01, 2021 USD ($)	Dec. 20, 2019 USD ($)	Jul. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) tranche	Oct. 31, 2020 USD ($) bank	Nov. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Aug. 31, 2019 USD ($) agreement	Jan. 31, 2019 USD ($)	Jul. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Aug. 31, 2023 USD ($) instument	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 13, 2023 GTQ (Q)	Oct. 05, 2022 USD ($)	Oct. 05, 2022 COP ($)	Jul. 29, 2022 USD ($)	Jan. 19, 2022 USD ($)	Dec. 31, 2021 PYG (₲)	Dec. 14, 2021 COP ($)	Dec. 09, 2021 USD ($) loan	Dec. 09, 2021 GTQ (Q) loan	Oct. 25, 2021 USD ($) tranche	Aug. 31, 2021 USD ($)	Dec. 31, 2020 PYG (₲) tranche	Nov. 30, 2020 USD ($) instument	Oct. 31, 2020 GTQ (Q) bank	Nov. 30, 2019 BOB (Bs.)	Sep. 30, 2019 PYG (₲)	Jan. 31, 2019 PYG (₲)	Jul. 31, 2018 PYG (₲)	Jun. 30, 2018 BOB (Bs.)	Mar. 23, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings																					$ 6,697,000,000	$ 6,804,000,000
Repayments of borrowings, classified as financing activities																					632,000,000	2,127,000,000	$ 1,335,000,000
Settlement of derivative financial instruments																					(26,000,000)	11,000,000	0
PYG Long-term loans
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																							$ 7,000,000						₲ 50,000,000,000
BOB Long-term loans
Disclosure of detailed information about borrowings [line items]
Borrowings term										5 years									7 years
Borrowings face amount										$ 8,000,000	$ 26,000,000								$ 10,000,000																							Bs. 69,600,000
Number of instruments | instument																				7
BOB Long-term loans | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings term																				1 year
BOB Long-term loans | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings term																				5 years
BOB Long-term loans | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings term											2 years 6 months
BOB Long-term loans | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings term											5 years
Unsecured Term Loan Nicaragua Due 2027
Disclosure of detailed information about borrowings [line items]
Borrowings face amount		$ 150,000,000
Total Bank and Development Financial Institution financing
Disclosure of detailed information about borrowings [line items]
Borrowings																					1,891,000,000	1,794,000,000
PYG Long-Term Loan, 8.90%
Disclosure of detailed information about borrowings [line items]
Borrowings term																		7 years
Borrowings face amount																		$ 18,000,000																							₲ 115,000,000,000
PYG Long-Term Loan, Paraguay, 8.94%
Disclosure of detailed information about borrowings [line items]
Borrowings term																	7 years
Borrowings face amount																	$ 29,000,000																							₲ 177,000,000,000
PYG Long-Term Loan, 9%
Disclosure of detailed information about borrowings [line items]
Borrowings term															7 years
Borrowings face amount															$ 57,000,000																								₲ 370,000,000,000
Banco Continental S.A.EC.A Credit Agreement
Disclosure of detailed information about borrowings [line items]
Borrowings term												2 years 6 months
Borrowings face amount												$ 29,000,000																							₲ 200,000,000,000
USD Credit Agreement, Banco Nacional de Panama S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings term																5 years
Borrowings face amount																$ 75,000,000
Number of instruments | agreement																2
USD Credit Agreement, Bank of Nova Scotia
Disclosure of detailed information about borrowings [line items]
Borrowings term																5 years
Borrowings face amount																$ 75,000,000											$ 75,000,000
Bank Of Nova Scotia Credit Agreement
Disclosure of detailed information about borrowings [line items]
Borrowings term												60 months
Borrowings face amount												$ 110,000,000
Number of tranches | tranche												2																							2
Repayments of borrowings, classified as financing activities												$ 85,000,000
Bank Of Nova Scotia Credit Agreement | Tranche A
Disclosure of detailed information about borrowings [line items]
Proceeds from current borrowings												$ 85,000,000
Bank Of Nova Scotia Credit Agreement | Tranche B
Disclosure of detailed information about borrowings [line items]
Proceeds from current borrowings								$ 25,000,000
Bank Of Scotia Credit Agreement
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																		$ 75,000,000
Borrowings, interest rate																																		5.75%
Bs. Newloan
Disclosure of detailed information about borrowings [line items]
Borrowings term														4 years
Borrowings face amount														$ 11,000,000																								Bs. 78,000,000
USD Long-Term Loans, Costa Rica
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																	$ 125,000,000
Number of tranches | tranche																																	2
USD Long-Term Loans, Costa Rica | Tranche A
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																	$ 33,000,000
USD Long-Term Loans, Costa Rica | Tranche B
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																	$ 92,000,000
Bancolombia Loan 2021
Disclosure of detailed information about borrowings [line items]
Borrowings term						7 years
Borrowings face amount						$ 94,000,000																								$ 450,000,000,000
Columbia Loan Due 2024
Disclosure of detailed information about borrowings [line items]
Borrowings																					50,000,000
Borrowings term									5 years
Borrowings face amount									$ 300,000,000
Repayments of non-current borrowings				$ 100,000,000			$ 150,000,000
Bancolombia Loan 2022
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																									$ 18,000,000	$ 85,000,000,000
USD Credit Facility, El Salvador, Due 2023 - 1
Disclosure of detailed information about borrowings [line items]
Borrowings term					5 years
Borrowings face amount					$ 100,000,000																																						$ 100,000,000
Unsecured Term Loan Due 2027
Disclosure of detailed information about borrowings [line items]
Borrowings term		5 years
Borrowings face amount		$ 225,000,000
Unsecured Term Loan Due 2027 Telemovil
Disclosure of detailed information about borrowings [line items]
Borrowings face amount		$ 75,000,000
October 2020 MIC S.A. ESG Linked Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings term													5 years
Borrowings face amount													$ 600,000,000
Number of commercial banks in transaction | bank													11																								11
Banco Industrial, Banco G&T Continental, Banco De America Central And Banco Agromercantil
Disclosure of detailed information about borrowings [line items]
Borrowings face amount													$ 413,000,000																								Q 3,223
Banco Industrial, Banco G&T Continental, Banco De America Central And Banco Agromercantil | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings term													7 years
Banco Industrial Loan
Disclosure of detailed information about borrowings [line items]
Borrowings term	7 years
Borrowings face amount	$ 51,000,000																							Q 400							$ 123,000,000	Q 950
Banco G&T Continental S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																															$ 65,000,000	Q 500
Number of loans | loan																															2	2
Banco De Desarrollo Rural Loan
Disclosure of detailed information about borrowings [line items]
Borrowings term			5 years
Borrowings face amount			$ 150,000,000
Currency swap contract | Columbia Loan Due 2024
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																												$ 25,000,000								$ 300,000,000
Currency swap contract | 2020 Bancolombia, JP Morgan And BBVA Cross Currency Swaps
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																				$ 100,000,000
Number of instruments | instument																																				4
Currency swap contract | 2020 Bancolombia, JP Morgan And BBVA Cross Currency Swaps, Individual Value Of Four
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																				$ 25,000,000
Fixed rate loans | PYG Long-term loans
Disclosure of detailed information about borrowings [line items]
Borrowings																					63,000,000	76,000,000
Fixed rate loans | USD - Long-term loans
Disclosure of detailed information about borrowings [line items]
Borrowings																					185,000,000	185,000,000
Fixed rate loans | BOB Long-term loans
Disclosure of detailed information about borrowings [line items]
Borrowings																				$ 53,000,000	62,000,000	64,000,000
Fixed rate loans | GTQ Long-term loans
Disclosure of detailed information about borrowings [line items]
Borrowings																					640,000,000	595,000,000
Fixed rate loans | BOB Long-term Loans, Guaranteed
Disclosure of detailed information about borrowings [line items]
Borrowings																				$ 20,000,000
Variable rate loans | USD Long Term Loans, Costa Rica, Variable Rate Due 2026
Disclosure of detailed information about borrowings [line items]
Borrowings																					32,000,000	32,000,000
Variable rate loans | CRC Long Term Loans, Costa Rica, Variable Rate Due 2026
Disclosure of detailed information about borrowings [line items]
Borrowings																					110,000,000	96,000,000
Variable rate loans | COP Long-Term Loans, Colombia
Disclosure of detailed information about borrowings [line items]
Borrowings																					331,000,000	280,000,000
Variable rate loans | USD Long-Term Loans, Colombia
Disclosure of detailed information about borrowings [line items]
Borrowings																					50,000,000	50,000,000
Variable rate loans | USD Credit Facility/Senior Unsecured Term Loan Facility, El Salvador, Due 2026
Disclosure of detailed information about borrowings [line items]
Borrowings																					174,000,000	173,000,000
Variable rate loans | Unsecured Term Loan Nicaragua Due 2027
Disclosure of detailed information about borrowings [line items]
Borrowings																					148,000,000	147,000,000
Variable rate loans | USD Revolving Credit Facility, Luxembourg, Due 2025
Disclosure of detailed information about borrowings [line items]
Amortized costs																					(2,000,000)	(3,000,000)
Variable rate loans | USD DNB, Luxembourg, Due 2026
Disclosure of detailed information about borrowings [line items]
Borrowings																					$ 100,000,000	$ 99,000,000